PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,310	$ 18,116
Property and equipment, accumulated depreciation	10,030	10,994
Property and equipment, net	7,280	7,122
Depreciation expense	1,212	1,133	1,171
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,779	7,723
Property and equipment, accumulated depreciation	3,485	3,499
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,752	4,934
Property and equipment, accumulated depreciation	2,187	4,258
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,910	1,652
Property and equipment, accumulated depreciation	1,001	738
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	488	583
Property and equipment, accumulated depreciation	343	377
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,729	2,632
Property and equipment, accumulated depreciation	2,706	1,891
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	652	592
Property and equipment, accumulated depreciation	$ 308	$ 231